PROSPECTUS SUPPLEMENT DATED SEPTEMBER 21, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INVESTOR CLASS SHARES OF THE PORTFOLIOS LISTED BELOW:

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

As of September 19, 2009, the United States Treasury Temporary Guarantee Program (the "Program") expired and any references to such Program are hereby removed.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 3 and 4 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES

                                                                              PREMIER
                                                                                U.S.
                                                                 PREMIER    GOVERNMENT
                                                    PREMIER    TAX-EXEMPT      MONEY
(fees paid directly from your investment)          PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------          ---------   ----------   ----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                   None        None         None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
   redemption proceeds, whichever is less)            None        None         None

ANNUAL FUND OPERATING EXPENSES

                                                                            PREMIER U.S.
                                                                 PREMIER     GOVERNMENT
                                                    PREMIER    TAX-EXEMPT      MONEY
(expenses that are deducted from fund assets)      PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------      ---------   ----------   ------------
Management Fees                                      0.25%        0.25%        0.25%
Distribution and/or Service (12b-1) Fees             None         None         None
Other Expenses(1)                                      --           --           --
Acquired Fund Fees and Expenses                      None         None         None
Total Annual Fund Operating Expenses                 0.25         0.25         0.25
Fee Waiver(2)                                        0.03           --         0.03
Net Annual Fund Operating Expenses                   0.22         0.25         0.22

(1) The funds' investment advisor bears all expenses incurred by the funds in connection with their operations, except for (i) interest, taxes and extraordinary or non-routine items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the funds in connection with securities transactions to which the funds are a party or in connection with securities owned by the funds; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. There can be no guarantee that the funds will not incur these types of expenses, in which case the funds could have higher total annual operating expenses than reflected in the table.

(2) Effective July 1, 2009, through at least June 30, 2010, Invesco Aim Advisors, Inc. has contractually agreed to waive advisory fees equal to 0.03% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. Fee waivers have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     Each fund consists of two classes of shares, Investor Class and Institutional Class that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)   invest $10,000 in the fund for the time periods indicated;

     (ii)  redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------
Premier Portfolio                           $23      $77       $138      $315
Premier Tax-Exempt Portfolio                 26       80        141       318
Premier U.S. Government Money Portfolio      23       77        138       315"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-    You invest $10,000 in the fund and hold it for the entire 10 year period;

-    Your investment has a 5% return before expenses each year; and

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Investor Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PREMIER PORTFOLIO --
INVESTOR CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.76%       14.97%       20.43%       26.15%
End of Year Balance                 $10,478.00   $10,975.71   $11,497.05   $12,043.16   $12,615.21
Estimated Annual Expenses           $    22.53   $    26.82   $    28.09   $    29.43   $    30.82

PREMIER PORTFOLIO --
INVESTOR CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.14%       38.42%       45.00%       51.88%       59.10%
End of Year Balance                 $13,214.43   $13,842.12   $14,499.62   $15,188.35   $15,909.80
Estimated Annual Expenses           $    32.29   $    33.82   $    35.43   $    37.11   $    38.87

PREMIER TAX-EXEMPT PORTFOLIO --
INVESTOR CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.75%        9.73%       14.94%       20.40%       26.12%
End of Year Balance                 $10,475.00   $10,972.56   $11,493.76   $12,039.71   $12,611.60
Estimated Annual Expenses           $    25.59   $    26.81   $    28.08   $    29.42   $    30.81

PREMIER TAX-EXEMPT PORTFOLIO --
INVESTOR CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.11%       38.38%       44.95%       51.84%       59.05%
End of Year Balance                 $13,210.65   $13,838.16   $14,495.47   $15,184.00   $15,905.24
Estimated Annual Expenses           $    32.28   $    33.81   $    35.42   $    37.10   $    38.86

PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO --
INVESTOR CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.76%       14.97%       20.43%       26.15%
End of Year Balance                 $10,478.00   $10,975.71   $11,497.05   $12,043.16   $12,615.21
Estimated Annual Expenses           $    22.53   $    26.82   $    28.09   $    29.43   $    30.82

PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO --
INVESTOR CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.14%       38.42%       45.00%       51.88%       59.10%
End of Year Balance                 $13,214.43   $13,842.12   $14,499.62   $15,188.35   $15,909.80
Estimated Annual Expenses           $    32.29   $    33.82   $    35.43   $    37.11   $    38.87

(1)  Your actual expenses may be higher or lower than those shown."

The following replaces the last sentence in the first paragraph appearing under the heading "REDEEMING SHARES" in the prospectus:

          "For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the funds' net asset value determination in order to effect the redemption that day."

The following replaces in its entirely the second paragraph appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - OPEN-END FUNDS." in the prospectus:

               "Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund and AIM Tax-Exempt Cash Fund also determine their net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the fund's custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the fund will calculate its net asset value as of the time of such closing."

The following replaces in its entirely the second paragraph appearing under the heading "PRICING OF SHARES -TIMING OF ORDERS" in the prospectus:

               "For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the fund's net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order."

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 21, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE PORTFOLIOS LISTED BELOW:

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

As of September 19, 2009, the United States Treasury Temporary Guarantee Program (the "Program") expired and any references to such Program are hereby removed.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 3 and 4 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES

                                                                 PREMIER        PREMIER
                                                    PREMIER    TAX-EXEMPT   U.S. GOVERNMENT
(fees paid directly from your investment)          PORTFOLIO    PORTFOLIO   MONEY PORTFOLIO
-----------------------------------------          ---------   ----------   ---------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                   None        None           None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
    redemption proceeds, whichever is less)           None        None           None

ANNUAL FUND OPERATING EXPENSES

                                                                 PREMIER        PREMIER
                                                    PREMIER    TAX-EXEMPT   U.S. GOVERNMENT
(expenses that are deducted from fund assets)      PORTFOLIO    PORTFOLIO   MONEY PORTFOLIO
---------------------------------------------      ---------   ----------   ---------------
Management Fees                                      0.25%        0.25%           0.25%
Distribution and/or Service (12b-1) Fees             None         None            None
Other Expenses(1)                                      --           --              --
Acquired Fund Fees and Expenses                      None         None            None
Total Annual Fund Operating Expenses                 0.25         0.25            0.25
Fee Waiver(2)                                        0.03           --            0.03
Net Annual Fund Operating Expenses                   0.22         0.25            0.22

(1) The funds' investment advisor bears all expenses incurred by the funds in connection with their operations, except for (i) interest, taxes and extraordinary or non-routine items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the funds in connection with securities transactions to which the funds are a party or in connection with securities owned by the funds; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. There can be no guarantee that the funds will not incur these types of expenses, in which case the funds could have higher total annual operating expenses than reflected in the table.

(2) Effective July 1, 2009, through at least June 30, 2010, Invesco Aim Advisors, Inc. has contractually agreed to waive advisory fees equal to 0.03% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. Fee waivers have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     Each fund consists of two classes of shares, Investor Class and Institutional Class that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)   invest $10,000 in the fund for the time periods indicated;

     (ii)  redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------
Premier Portfolio                           $23      $77       $138      $315
Premier Tax-Exempt Portfolio                 26       80        141       318
Premier U.S. Government Money Portfolio      23       77        138       315"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-    You invest $10,000 in the fund and hold it for the entire 10-year period;

-    Your investment has a 5% return before expenses each year; and

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PREMIER PORTFOLIO--
INSTITUTIONAL CLASS                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------                 ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.76%       14.97%       20.43%       26.15%
End of Year Balance                 $10,478.00   $10,975.71   $11,497.05   $12,043.16   $12,615.21
Estimated Annual Expenses           $    22.53   $    26.82   $    28.09   $    29.43   $    30.82

PREMIER PORTFOLIO--
INSTITUTIONAL CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------                 ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.14%       38.42%       45.00%       51.88%       59.10%
End of Year Balance                 $13,214.43   $13,842.12   $14,499.62   $15,188.35   $15,909.80
Estimated Annual Expenses           $    32.29   $    33.82   $    35.43   $    37.11   $    38.87

PREMIER TAX-EXEMPT PORTFOLIO --
INSTITUTIONAL CLASS                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------    ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.75%        9.73%       14.94%       20.40%       26.12%
End of Year Balance                 $10,475.00   $10,972.56   $11,493.76   $12,039.71   $12,611.60
Estimated Annual Expenses           $    25.59   $    26.81   $    28.08   $    29.42   $    30.81

PREMIER TAX-EXEMPT PORTFOLIO --
INSTITUTIONAL CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------------------    ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.11%       38.38%       44.95%       51.84%       59.05%
End of Year Balance                 $13,210.65   $13,838.16   $14,495.47   $15,184.00   $15,905.24
Estimated Annual Expenses           $    32.28   $    33.81   $    35.42   $    37.10   $    38.86

PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO --
INSTITUTIONAL CLASS                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.76%       14.97%       20.43%       26.15%
End of Year Balance                 $10,478.00   $10,975.71   $11,497.05   $12,043.16   $12,615.21
Estimated Annual Expenses           $    22.53   $    26.82   $    28.09   $    29.43   $    30.82

PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO --
INSTITUTIONAL CLASS                   YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.14%       38.42%       45.00%       51.88%       59.10%
End of Year Balance                 $13,214.43   $13,842.12   $14,499.62   $15,188.35   $15,909.80
Estimated Annual Expenses           $    32.29   $    33.82   $    35.43   $    37.11   $    38.87

(1)  Your actual expenses may be higher or lower than those shown."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. The net asset value determination on a business day for each of Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time. The net asset value determination on a business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares -- Timing of Orders," the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - TIMING OF ORDERS" in the prospectus:

          "Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

               A business day is any day that the New York Stock Exchange (NYSE) is open for business. The funds are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The funds also may close early on a business day if the SIFMA recommends that government securities dealers close early.

               If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds.

               The funds may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

               The funds reserve the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

               Thirty-minutes prior to the funds' net asset value determination, a fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds."


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